PENSION PLANS AND POSTRETIREMENT BENEFITS - Changes in the plans benefit obligations (Details) - Present value of defined benefit - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension defined benefit plans
Disclosure of net defined benefit liability (asset)
Benefit obligations at the beginning of the year	$ 1,283.2	$ 1,320.4
Service costs	30.4	36.4
Interest costs	51.4	46.0
Plan participants' contributions	10.0	11.1
Actuarial loss (gain) arising from:
Financial assumptions	167.4	(75.7)
Demographic assumptions	6.4
Participant experience	(3.4)	(1.1)
Benefits and settlements paid	(66.7)	(55.1)
Plan amendments and other	1.9	1.2
Other	1.9	1.2
Benefit obligations at the end of the year	1,480.6	1,283.2
Postretirement defined benefit plans
Disclosure of net defined benefit liability (asset)
Benefit obligations at the beginning of the year	71.4	60.5
Service costs	2.3	2.1
Interest costs	2.6	2.8
Actuarial loss (gain) arising from:
Financial assumptions	14.1	20.5
Demographic assumptions	0.3	(12.3)
Participant experience	(3.0)	(0.5)
Benefits and settlements paid	(1.6)	(1.7)
Plan amendments and other	(23.2)
Other	(23.2)
Benefit obligations at the end of the year	$ 62.9	$ 71.4